UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00043

DWS Investment Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2012 Semiannual Report to Shareholders

DWS Core Equity Fund (formerly DWS Growth & Income Fund)

Contents
4 Performance Summary
7 Portfolio Summary
9 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
26 Notes to Financial Statements
36 Information About Your Fund's Expenses
38 Summary of Management Fee Evaluation by Independent Fee Consultant
42 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2012 (Unaudited)
Average Annual Total Returns as of 3/31/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	25.76%	4.54%	22.94%	1.33%	2.91%
Class B	25.16%	3.67%	21.70%	0.38%	1.97%
Class C	25.29%	3.79%	22.00%	0.56%	2.10%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	18.53%	-1.47%	20.54%	0.14%	2.30%
Class B (max 4.00% CDSC)	21.16%	0.67%	21.25%	0.22%	1.97%
Class C (max 1.00% CDSC)	24.29%	3.79%	22.00%	0.56%	2.10%
No Sales Charges						Life of Institutional Class*
Class S	25.93%	4.88%	23.38%	1.70%	3.26%	N/A
Institutional Class	25.96%	4.95%	23.53%	1.84%	N/A	5.41%
Russell 1000® Index+	26.27%	7.86%	24.03%	2.19%	4.53%	7.12%

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 0.98%, 1.89%, 1.71%, 0.64% and 0.53% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 3/31/12	$18.03	$17.40	$17.56	$18.16	$18.18
9/30/11	$14.43	$13.94	$14.06	$14.54	$14.56
Distribution Information: Six Months as of 3/31/12: Income Dividends	$.10	$.04	$.05	$.13	$.14

Morningstar Rankings — Large Blend Funds Category as of 3/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	1,065	of	1,778	60
3-Year	456	of	1,578	29
5-Year	706	of	1,387	51
10-Year	657	of	843	78
Class B 1-Year	1,185	of	1,778	66
3-Year	833	of	1,578	53
5-Year	970	of	1,387	70
10-Year	781	of	843	92
Class C 1-Year	1,159	of	1,778	65
3-Year	742	of	1,578	47
5-Year	925	of	1,387	67
10-Year	775	of	843	92
Class S 1-Year	1,024	of	1,778	57
3-Year	315	of	1,578	20
5-Year	528	of	1,387	38
10-Year	594	of	843	70
Institutional Class 1-Year	1,016	of	1,778	57
3-Year	282	of	1,578	18
5-Year	461	of	1,387	33

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at March 31, 2012 (18.2% of Net Assets)
1. JPMorgan Chase & Co. Provider of global financial services	2.3%
2. Philip Morris International, Inc. Seller and distributor of tobacco products	2.1%
3. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	2.0%
4. Dell, Inc. Offers a wide range of computers and related products	1.8%
5. Aetna, Inc. Provider of health care and related benefits	1.8%
6. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and nonprescription self-medications	1.8%
7. Humana, Inc. Provider of managed health plans	1.7%
8. CBS Corp. Operator of broadcasting television production and publishing businesses	1.6%
9. Macy's, Inc. Operator of department stores	1.6%
10. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.5%
Portfolio holdings are subject to change.
For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section on page 42 for contact information.

Investment Portfolio as of March 31, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 11.5%
Auto Components 0.3%
Dana Holding Corp. (a)	259,500	4,022,250
TRW Automotive Holdings Corp.*	103,300	4,798,285
		8,820,535
Automobiles 1.4%
General Motors Co.* (a)	2,009,000	51,530,850
Diversified Consumer Services 0.2%
Coinstar, Inc.*	81,000	5,147,550
Hotels, Restaurants & Leisure 1.0%
Chipotle Mexican Grill, Inc.*	14,400	6,019,200
Melco Crown Entertainment Ltd. (ADR)* (a)	142,300	1,936,703
Starbucks Corp.	521,500	29,146,635
		37,102,538
Household Durables 1.1%
Garmin Ltd. (a)	275,800	12,948,810
Sony Corp. (ADR)	123,200	2,558,864
Whirlpool Corp. (a)	305,300	23,465,358
		38,973,032
Media 2.4%
CBS Corp. "B" (a)	1,669,700	56,619,527
Comcast Corp. "A" (a)	129,400	3,883,294
Interpublic Group of Companies, Inc.	429,600	4,901,736
Omnicom Group, Inc. (a)	269,900	13,670,435
Time Warner Cable, Inc.	102,300	8,337,450
		87,412,442
Multiline Retail 2.4%
Dillard's, Inc. "A" (a)	454,475	28,641,015
Macy's, Inc. (a)	1,415,900	56,253,707
		84,894,722
Specialty Retail 2.3%
Aaron's, Inc. (a)	362,100	9,378,390
AutoNation, Inc.* (a)	96,700	3,317,777
Best Buy Co., Inc. (a)	1,476,200	34,956,416
Foot Locker, Inc.	114,200	3,545,910
GameStop Corp. "A" (a)	680,600	14,864,304
RadioShack Corp. (a)	523,400	3,255,548
TJX Companies, Inc.	343,100	13,624,501
		82,942,846
Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd.* (a)	87,700	4,085,943
VF Corp. (a)	66,700	9,736,866
		13,822,809
Consumer Staples 9.9%
Beverages 0.3%
Anheuser-Busch InBev NV (ADR) (a)	99,100	7,206,552
Dr. Pepper Snapple Group, Inc.	90,900	3,655,089
		10,861,641
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	108,900	9,888,120
CVS Caremark Corp.	1,220,300	54,669,440
Kroger Co.	1,098,000	26,604,540
Safeway, Inc. (a)	1,146,600	23,172,786
Whole Foods Market, Inc.	41,800	3,477,760
		117,812,646
Food Products 2.3%
Bunge Ltd.	219,200	15,002,048
Kraft Foods, Inc. "A"	715,600	27,199,956
Smithfield Foods, Inc.*	513,800	11,319,014
Tyson Foods, Inc. "A"	1,173,800	22,478,270
Unilever NV	134,000	4,560,020
		80,559,308
Household Products 0.1%
Church & Dwight Co., Inc.	97,100	4,776,349
Personal Products 0.7%
Herbalife Ltd.	275,800	18,980,556
Nu Skin Enterprises, Inc. "A" (a)	101,900	5,901,029
		24,881,585
Tobacco 3.2%
Altria Group, Inc.	611,500	18,877,005
Lorillard, Inc.	146,000	18,904,080
Philip Morris International, Inc.	862,000	76,381,820
		114,162,905
Energy 11.4%
Energy Equipment & Services 0.4%
National Oilwell Varco, Inc. (a)	189,200	15,035,724
Oil, Gas & Consumable Fuels 11.0%
Apache Corp.	326,300	32,773,572
BP PLC (ADR)	284,600	12,807,000
Chevron Corp. (a)	511,300	54,831,812
ConocoPhillips	718,800	54,635,988
CVR Energy, Inc.*	475,400	12,716,950
Denbury Resources, Inc.*	358,700	6,539,101
HollyFrontier Corp. (a)	655,000	21,058,250
Marathon Oil Corp.	1,170,900	37,117,530
Marathon Petroleum Corp.	625,000	27,100,000
Murphy Oil Corp.	184,900	10,404,323
Statoil ASA (ADR)	294,700	7,989,317
Tesoro Corp.* (a)	1,414,800	37,973,232
Total SA (ADR)	284,900	14,564,088
Valero Energy Corp.	1,688,900	43,522,953
W&T Offshore, Inc. (a)	135,300	2,852,124
Western Refining, Inc. (a)	802,700	15,106,814
		391,993,054
Financials 17.1%
Capital Markets 1.3%
Invesco Ltd.	372,200	9,926,574
Northern Trust Corp.	96,800	4,593,160
State Street Corp.	475,900	21,653,450
T. Rowe Price Group, Inc. (a)	157,700	10,297,810
		46,470,994
Commercial Banks 4.4%
HSBC Holdings PLC (ADR)	216,600	9,614,874
KeyCorp	3,096,500	26,320,250
Regions Financial Corp.	4,997,000	32,930,230
Royal Bank of Canada	126,200	7,325,910
SunTrust Banks, Inc.	1,423,300	34,401,161
Susquehanna Bancshares, Inc.	161,700	1,597,596
Toronto-Dominion Bank	59,900	5,088,505
Zions Bancorp. (a)	1,819,600	39,048,616
		156,327,142
Consumer Finance 3.2%
American Express Co.	441,900	25,568,334
Capital One Financial Corp. (a)	731,100	40,751,514
Discover Financial Services	1,461,200	48,716,408
		115,036,256
Diversified Financial Services 3.0%
IntercontinentalExchange, Inc.*	129,400	17,782,148
JPMorgan Chase & Co.	1,804,200	82,957,109
The NASDAQ OMX Group, Inc.*	211,800	5,485,620
		106,224,877
Insurance 4.4%
ACE Ltd.	542,800	39,732,960
Aflac, Inc.	652,300	29,999,277
Allied World Assurance Co. Holdings AG (a)	105,300	7,230,951
Allstate Corp. (a)	280,300	9,227,476
American International Group, Inc.*	942,100	29,044,943
Assured Guaranty Ltd.	324,400	5,359,088
Lincoln National Corp.	181,000	4,771,160
MetLife, Inc. (a)	278,000	10,383,300
Old Republic International Corp.	213,900	2,256,645
Protective Life Corp.	138,700	4,108,294
Prudential Financial, Inc.	133,200	8,443,548
The Travelers Companies, Inc. (a)	124,700	7,382,240
		157,939,882
Real Estate Investment Trusts 0.8%
American Capital Agency Corp. (REIT)	354,500	10,471,930
CBL & Associates Properties, Inc. (REIT)	132,100	2,499,332
Taubman Centers, Inc. (REIT)	150,400	10,971,680
Ventas, Inc. (REIT)	111,300	6,355,230
		30,298,172
Health Care 14.2%
Biotechnology 0.9%
Alexion Pharmaceuticals, Inc.*	25,100	2,330,786
Amgen, Inc. (a)	157,500	10,708,425
Biogen Idec, Inc.*	27,800	3,501,966
Celgene Corp.*	91,200	7,069,824
Cubist Pharmaceuticals, Inc.* (a)	76,700	3,317,275
United Therapeutics Corp.*	69,300	3,266,109
		30,194,385
Health Care Providers & Services 6.8%
Aetna, Inc.	1,289,700	64,691,352
Humana, Inc.	645,000	59,649,600
McKesson Corp.	23,900	2,097,703
UnitedHealth Group, Inc.	775,200	45,690,288
WellCare Health Plans, Inc.*	250,000	17,970,000
WellPoint, Inc. (a)	739,900	54,604,620
		244,703,563
Pharmaceuticals 6.5%
Abbott Laboratories (a)	44,400	2,721,276
AstraZeneca PLC (ADR) (a)	409,400	18,214,206
Bristol-Myers Squibb Co.	1,057,700	35,697,375
Eli Lilly & Co.	1,342,800	54,074,556
Forest Laboratories, Inc.*	649,100	22,517,279
Merck & Co., Inc.	553,500	21,254,400
Mylan, Inc.*	235,700	5,527,165
Par Pharmaceutical Companies, Inc.* (a)	150,900	5,844,357
Pfizer, Inc.	2,775,300	62,888,298
Watson Pharmaceuticals, Inc.*	42,300	2,836,638
		231,575,550
Industrials 8.9%
Aerospace & Defense 3.0%
General Dynamics Corp.	310,800	22,806,504
Honeywell International, Inc.	117,600	7,179,480
L-3 Communications Holdings, Inc.	85,000	6,015,450
Lockheed Martin Corp. (a)	128,700	11,564,982
Northrop Grumman Corp. (a)	798,700	48,784,596
Raytheon Co.	181,400	9,574,292
		105,925,304
Airlines 0.7%
Alaska Air Group, Inc.*	239,600	8,582,472
Delta Air Lines, Inc.*	359,600	3,563,636
U.S. Airways Group, Inc.* (a)	319,400	2,424,246
United Continental Holdings, Inc.* (a)	537,100	11,547,650
		26,118,004
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co. (a)	336,800	4,172,952
Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV	107,900	4,660,201
EMCOR Group, Inc.	148,200	4,108,104
Fluor Corp.	131,800	7,913,272
URS Corp.	153,100	6,509,812
		23,191,389
Industrial Conglomerates 1.0%
Tyco International Ltd.	663,600	37,281,048
Machinery 2.3%
AGCO Corp.*	462,500	21,834,625
Caterpillar, Inc. (a)	138,100	14,710,412
Cummins, Inc.	96,100	11,535,844
Deere & Co.	29,700	2,402,730
Eaton Corp.	288,900	14,395,887
Parker Hannifin Corp.	38,300	3,238,265
Terex Corp.*	446,100	10,037,250
Timken Co.	71,300	3,617,762
		81,772,775
Road & Rail 0.4%
Ryder System, Inc.	273,500	14,440,800
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc. (a)	121,100	26,013,491
Information Technology 20.3%
Communications Equipment 0.8%
Cisco Systems, Inc.	1,220,900	25,822,035
Polycom, Inc.*	218,100	4,159,167
		29,981,202
Computers & Peripherals 6.6%
Apple, Inc.*	120,900	72,475,923
Dell, Inc.* (a)	3,973,100	65,953,460
Hewlett-Packard Co.	240,100	5,721,583
Lexmark International, Inc. "A"	414,000	13,761,360
Seagate Technology PLC	946,500	25,508,175
Western Digital Corp.*	1,299,700	53,794,583
		237,215,084
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	249,200	10,458,924
Avnet, Inc.*	231,400	8,420,646
Flextronics International Ltd.*	288,700	2,087,301
Tech Data Corp.*	195,700	10,618,682
Vishay Intertechnology, Inc.* (a)	1,147,200	13,949,952
		45,535,505
Internet Software & Services 1.7%
AOL, Inc.* (a)	435,800	8,267,126
eBay, Inc.*	597,200	22,030,708
IAC/InterActiveCorp. (a)	644,100	31,618,869
		61,916,703
IT Services 3.7%
Automatic Data Processing, Inc.	61,000	3,366,590
Computer Sciences Corp. (a)	500,464	14,983,892
Fidelity National Information Services, Inc.	129,800	4,298,976
Fiserv, Inc.*	242,700	16,840,953
International Business Machines Corp.	221,800	46,278,570
MasterCard, Inc. "A"	70,300	29,563,962
Teradata Corp.*	65,600	4,470,640
Total System Services, Inc.	232,100	5,354,547
Visa, Inc. "A"	57,100	6,737,800
		131,895,930
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	2,409,600	29,975,424
GT Advanced Technologies, Inc.* (a)	929,100	7,683,657
Intel Corp. (a)	970,500	27,280,755
KLA-Tencor Corp.	266,100	14,481,162
Kulicke & Soffa Industries, Inc.* (a)	473,100	5,880,633
LSI Corp.*	363,600	3,156,048
Micron Technology, Inc.* (a)	2,773,456	22,464,994
OmniVision Technologies, Inc.* (a)	509,900	10,198,000
Teradyne, Inc.*	219,600	3,709,044
		124,829,717
Software 2.7%
Activision Blizzard, Inc. (a)	2,253,400	28,888,588
ANSYS, Inc.*	75,700	4,922,014
BMC Software, Inc.*	77,900	3,128,464
CA, Inc.	220,000	6,063,200
Microsoft Corp.	1,295,000	41,763,750
Oracle Corp.	224,200	6,537,672
Zynga, Inc. "A"* (a)	340,400	4,476,260
		95,779,948
Materials 3.6%
Chemicals 1.9%
CF Industries Holdings, Inc. (a)	191,600	34,995,740
Eastman Chemical Co.	136,300	7,045,347
LyondellBasell Industries NV "A"	501,300	21,881,745
OM Group, Inc.*	123,400	3,394,734
		67,317,566
Construction Materials 0.1%
Cemex SAB de CV (ADR) (a)	307,528	2,386,417
Metals & Mining 0.9%
BHP Billiton PLC (ADR)	306,700	18,825,246
Freeport-McMoRan Copper & Gold, Inc.	342,600	13,032,504
Ternium SA (ADR)	66,000	1,562,880
		33,420,630
Paper & Forest Products 0.7%
Domtar Corp. (a)	273,600	26,095,968
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	126,800	4,847,564
Wireless Telecommunication Services 0.6%
China Mobile Ltd. (ADR)	411,600	22,670,928
Utilities 1.0%
Electric Utilities 0.2%
Exelon Corp.	132,900	5,211,009
Pinnacle West Capital Corp.	50,100	2,399,790
		7,610,799
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.* (a)	311,751	4,885,138
Multi-Utilities 0.7%
Ameren Corp.	528,400	17,215,272
DTE Energy Co.	143,900	7,918,817
		25,134,089
Total Common Stocks (Cost $3,270,120,725)		3,529,940,308

Securities Lending Collateral 15.1%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $541,447,578)	541,447,578	541,447,578

Cash Equivalents 1.3%
Central Cash Management Fund, 0.11% (b) (Cost $46,941,228)	46,941,228	46,941,228

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,858,509,531)+	115.1	4,118,329,114
Other Assets and Liabilities, Net (a)	(15.1)	(539,848,841)
Net Assets	100.0	3,578,480,273

* Non-income producing security.

+ The cost for federal income tax purposes was $3,867,212,081. At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $251,117,033. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $290,702,559 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,585,526.

(a) All or a portion of these securities were on loan amounting to $521,344,927. In addition, included in other assets and liabilities, net are pending sales, amounting to $6,339,782, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2012 amounted to $527,684,709, which is 14.7% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At March 31, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/15/2012	665	46,658,063	444,238

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$3,529,940,308	$—	$—	$3,529,940,308
Short-Term Investments (d)	588,388,806	—	—	588,388,806
Derivatives (e)	444,238	—	—	444,238
Total	$4,118,773,352	$—	$—	$4,118,773,352

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $3,270,120,725) — including $521,344,927 of securities loaned	$3,529,940,308
Investment in Daily Assets Fund Institutional (cost $541,447,578)*	541,447,578
Investment in Central Cash Management Fund (cost $46,941,228)	46,941,228
Total investments in securities, at value (cost $3,858,509,531)	4,118,329,114
Deposit with broker for futures contracts	2,743,744
Receivable for investments sold	6,339,782
Receivable for Fund shares sold	2,043,324
Dividends receivable	3,520,882
Interest receivable	195,361
Receivable for variation margin on futures contracts	444,238
Foreign taxes recoverable	29,445
Other assets	102,090
Total assets	4,133,747,980
Liabilities
Cash overdraft	6,220,716
Payable upon return of securities loaned	541,447,578
Payable for Fund shares redeemed	4,171,230
Accrued management fee	1,066,532
Other accrued expenses and payables	2,361,651
Total liabilities	555,267,707
Net assets, at value	$3,578,480,273
Net Assets Consist of
Undistributed net investment income	253,942
Net unrealized appreciation (depreciation) on: Investments	259,819,583
Futures	444,238
Accumulated net realized gain (loss)	(324,748,651)
Paid-in capital	3,642,711,161
Net assets, at value	$3,578,480,273

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($280,781,326 ÷ 15,577,106 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.03
Maximum offering price per share (100 ÷ 94.25 of $18.03)	$19.13
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,126,442 ÷ 352,113 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.40
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($23,673,641 ÷ 1,348,450 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$17.56
Class S Net Asset Value, offering and redemption price per share ($2,766,166,305 ÷ 152,308,360 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.16
Institutional Class Net Asset Value, offering and redemption price per share ($501,732,559 ÷ 27,591,519 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.18

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $104,057)	$27,726,825
Income distributions — Central Cash Management Fund	11,939
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	826,436
Total income	28,565,200
Expenses: Management fee	5,054,157
Administration fee	1,419,722
Services to shareholders	2,381,070
Distribution and service fees	156,194
Custodian fee	23,007
Professional fees	95,346
Reports to shareholders	95,094
Registration fees	33,426
Trustees' fees and expenses	41,531
Other	48,081
Total expenses before expense reductions	9,347,628
Expense reductions	(4,318)
Total expenses after expense reductions	9,343,310
Net investment income (loss)	19,221,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	235,615,414
Futures	6,058,686
Foreign currency	(294)
241,673,806
Change in net unrealized appreciation (depreciation) on: Investments	371,061,195
Futures	1,395,426
Foreign currency	561
372,457,182
Net gain (loss)	614,130,988
Net increase (decrease) in net assets resulting from operations	$633,352,878

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations: Net investment income (loss)	$19,221,890	$30,230,350
Net realized gain (loss)	241,673,806	304,080,647
Change in net unrealized appreciation (depreciation)	372,457,182	(387,680,129)
Net increase (decrease) in net assets resulting from operations	633,352,878	(53,369,132)
Distributions to shareholders from: Net investment income: Class A	(614,606)	(292,876)
Class B	(2,573)	—
Class C	(15,075)	(1,971)
Class S	(20,885,058)	(25,189,797)
Institutional Class	(1,487,647)	(424,894)
Total distributions	(23,004,959)	(25,909,538)
Fund share transactions: Proceeds from shares sold	72,137,541	541,400,012
Net assets acquired in tax-free reorganization	703,972,213	—
Reinvestment of distributions	21,407,089	23,852,405
Payments for shares redeemed	(263,760,362)	(353,921,389)
Net increase (decrease) in net assets from Fund share transactions	533,756,481	211,331,028
Increase (decrease) in net assets	1,144,104,400	132,052,358
Net assets at beginning of period	2,434,375,873	2,302,323,515
Net assets at end of period (including undistributed net investment income of $253,942 and $4,037,011, respectively)	$3,578,480,273	$2,434,375,873

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$14.43		$14.68	$13.65	$14.02	$22.80		$22.91
Income (loss) from investment operations: Net investment income (loss)a	.09		.14	.15	.16	.15		.17
Net realized and unrealized gain (loss)	3.61		(.29)	1.03	(.36)	(4.76)		2.17
Total from investment operations	3.70		(.15)	1.18	(.20)	(4.61)		2.34
Less distributions from: Net investment income	(.10)		(.10)	(.15)	(.17)	(.14)		(.20)
Net realized gains	—		—	—	—	(4.03)		(2.25)
Total distributions	(.10)		(.10)	(.15)	(.17)	(4.17)		(2.45)
Net asset value, end of period	$18.03		$14.43	$14.68	$13.65	$14.02		$22.80
Total Return (%)b	25.76	**	(1.06)	8.68	(1.19)	(24.06	)c	10.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	281		39	44	44	49		76
Ratio of expenses before expense reductions (%)	.94	*	.98	1.04	1.09	1.02		1.00
Ratio of expenses after expense reductions (%)	.94	*	.98	1.04	1.09	1.01		1.00
Ratio of net investment income (loss) (%)	1.01	*	.84	1.06	1.39	.83		.74
Portfolio turnover rate (%)	140	**	191	137	76	154		271
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class B	Six Months Ended 3/31/12 (Unaudited)		2011		2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.94		$14.22		$13.23		$13.60	$22.27		$22.45
Income (loss) from investment operations: Net investment income (loss)a	.01		(.00	)***	.00	***	.05	(.01)		(.01)
Net realized and unrealized gain (loss)	3.49		(.28)		1.00		(.36)	(4.62)		2.11
Total from investment operations	3.50		(.28)		1.00		(.31)	(4.63)		2.10
Less distributions from: Net investment income	(.04)		—		(.01)		(.06)	(.01)		(.03)
Net realized gains	—		—		—		—	(4.03)		(2.25)
Total distributions	(.04)		—		(.01)		(.06)	(4.04)		(2.28)
Net asset value, end of period	$17.40		$13.94		$14.22		$13.23	$13.60		$22.27
Total Return (%)b	25.16	**	(1.97)		7.60	c	(2.17)	(24.77	)c	9.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		1		1		2	4		10
Ratio of expenses before expense reductions (%)	1.88	*	1.89		2.14		2.08	1.96		1.85
Ratio of expenses after expense reductions (%)	1.88	*	1.89		2.11		2.08	1.93		1.85
Ratio of net investment income (loss) (%)	.08	*	(.07)		.02		.39	(.09)		(.11)
Portfolio turnover rate (%)	140	**	191		137		76	154		271
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Class C	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$14.06		$14.32	$13.31	$13.68	$22.35	$22.51
Income (loss) from investment operations: Net investment income (loss)a	.02		.03	.05	.08	.02	(.00	)***
Net realized and unrealized gain (loss)	3.53		(.28)	1.00	(.38)	(4.65)	2.13
Total from investment operations	3.55		(.25)	1.05	(.30)	(4.63)	2.13
Less distributions from: Net investment income	(.05)		(.01)	(.04)	(.07)	(.01)	(.04)
Net realized gains	—		—	—	—	(4.03)	(2.25)
Total distributions	(.05)		(.01)	(.04)	(.07)	(4.04)	(2.29)
Net asset value, end of period	$17.56		$14.06	$14.32	$13.31	$13.68	$22.35
Total Return (%)b	25.29	**	(1.77)	7.90	(2.02)	(24.65)	9.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		4	4	4	5	8
Ratio of expenses (%)	1.70	*	1.71	1.81	1.86	1.79	1.79
Ratio of net investment income (loss) (%)	.27	*	.11	.29	.61	.05	(.05)
Portfolio turnover rate (%)	140	**	191	137	76	154	271
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended September 30,
Class S	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$14.54		$14.79	$13.75	$14.13	$22.95		$23.05
Income (loss) from investment operations: Net investment income (loss)a	.11		.20	.21	.20	.21		.25
Net realized and unrealized gain (loss)	3.64		(.28)	1.04	(.37)	(4.79)		2.19
Total from investment operations	3.75		(.08)	1.25	(.17)	(4.58)		2.44
Less distributions from: Net investment income	(.13)		(.17)	(.21)	(.21)	(.21)		(.29)
Net realized gains	—		—	—	—	(4.03)		(2.25)
Total distributions	(.13)		(.17)	(.21)	(.21)	(4.24)		(2.54)
Net asset value, end of period	$18.16		$14.54	$14.79	$13.75	$14.13		$22.95
Total Return (%)	25.93	**	(.68)	9.13	(.86)	(23.79	)b	10.97	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,766		2,358	2,217	2,236	2,568		4,145
Ratio of expenses before expense reductions (%)	.65	*	.64	.66	.69	.66		.65
Ratio of expenses after expense reductions (%)	.65	*	.64	.66	.69	.65		.64
Ratio of net investment income (loss) (%)	1.37	*	1.18	1.44	1.79	1.19		1.10
Portfolio turnover rate (%)	140	**	191	137	76	154		271
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$14.56		$14.82	$13.78	$14.15	$22.98	$23.07
Income (loss) from investment operations: Net investment income (loss)a	.12		.21	.23	.22	.24	.28
Net realized and unrealized gain (loss)	3.64		(.28)	1.05	(.36)	(4.81)	2.19
Total from investment operations	3.76		(.07)	1.28	(.14)	(4.57)	2.47
Less distributions from: Net investment income	(.14)		(.19)	(.24)	(.23)	(.23)	(.31)
Net realized gains	—		—	—	—	(4.03)	(2.25)
Total distributions	(.14)		(.19)	(.24)	(.23)	(4.26)	(2.56)
Net asset value, end of period	$18.18		$14.56	$14.82	$13.78	$14.15	$22.98
Total Return (%)	25.96	b**	(.60)	9.30	(.61)	(23.69)	11.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	502		32	36	24	22	33
Ratio of expenses before expense reductions (%)	.57	*	.53	.50	.50	.51	.50
Ratio of expenses after expense reductions (%)	.56	*	.53	.50	.50	.51	.50
Ratio of net investment income (loss) (%)	1.38	*	1.29	1.60	1.98	1.33	1.24
Portfolio turnover rate (%)	140	**	191	137	76	154	271
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Core Equity Fund (formerly DWS Growth & Income Fund) (the "Fund") is a diversified series of DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances. Effective May 1, 2012, the Fund commenced operations of Class R shares. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $558,671,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2017 ($139,947,000) and September 30, 2018 ($418,724,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax provisions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2012, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs, while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in futures contracts had a total notional value generally indicative of a range from approximately $26,931,000 to $46,658,000.

The following table summarizes the value of the Fund's derivative instruments held as of March 31, 2012 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$444,238

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on futures. Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$6,058,686

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$1,395,426

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended March 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $3,996,678,357 and $4,164,267,365, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund, or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.360%
Next $1.5 billion of such net assets	.355%
Next $5.0 billion of such net assets	.345%
Next $5.0 billion of such net assets	.335%
Next $5.0 billion of such net assets	.325%
Over $17.5 billion of such net assets	.300%

Accordingly, for the six months ended March 31, 2012, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.356% of the Fund's average daily net assets.

Effective February 27, 2012 through February 26, 2013, the Advisor has contractually agreed to waive a portion of its fees for Institutional Class shares in the amount of 0.01%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2012, the Administration Fee was $1,419,722, of which $301,468 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2012
Class A	$79,868	$—	$79,868
Class B	3,449	—	3,449
Class C	7,173	—	7,173
Class S	1,349,483	—	733,392
Institutional Class	5,756	4,318	1,438
	$1,445,729	$4,318	$825,320

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investors Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares, respectively. For the six months ended March 31, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2012
Class B	$7,339	$3,905
Class C	31,751	14,996
	$39,090	$18,901

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2012	Annualized Effective Rate
Class A	$104,171	$104,171	.24%
Class B	2,373	2,373	.24%
Class C	10,560	10,298	.25%
	$117,104	$116,842

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2012 aggregated $3,854.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2012, the CDSC for Class B and C shares aggregated $579 and $574, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2012, DIDI received $230 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,967, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	385,049	$6,588,592	349,015	$5,764,286
Class B	1,446	23,031	13,984	228,496
Class C	51,825	856,969	118,360	1,907,539
Class S	1,548,445	25,721,662	31,031,199	528,880,491
Institutional Class	2,215,347	38,947,287	266,586	4,619,200
		$72,137,541		$541,400,012
Shares issued in tax-free reorganization*
Class A	13,100,873	$230,313,386	—	$—
Class B	310,148	5,260,076	—	—
Class C	1,055,585	18,061,230	—	—
Class S	1,096,481	19,429,833	—	—
Institutional Class	24,276,498	430,907,688	—	—
		$703,972,213		$—
Shares issued to shareholders in reinvestment of distributions
Class A	34,612	$587,333	17,729	$282,433
Class B	172	2,553	—	—
Class C	770	11,565	107	1,548
Class S	1,192,141	19,322,087	1,437,504	23,143,530
Institutional Class	84,039	1,483,551	26,249	424,894
		$21,407,089		$23,852,405
Shares redeemed
Class A	(662,635)	$(11,358,181)	(612,947)	$(10,126,571)
Class B	(27,346)	(452,128)	(30,853)	(489,131)
Class C	(78,074)	(1,298,269)	(81,327)	(1,296,537)
Class S	(13,690,047)	(229,765,564)	(20,202,755)	(332,686,952)
Institutional Class	(1,163,262)	(20,886,220)	(560,098)	(9,322,198)
		$(263,760,362)		$(353,921,389)
Net increase (decrease)
Class A	12,857,899	$226,131,130	(246,203)	$(4,079,852)
Class B	284,420	4,833,532	(16,869)	(260,635)
Class C	1,030,106	17,631,495	37,140	612,550
Class S	(9,852,980)	(165,291,982)	12,265,948	219,337,069
Institutional Class	25,412,622	450,452,306	(267,263)	(4,278,104)
		$533,756,481		$211,331,028

* On February 24, 2012, DWS Blue Chip Fund was acquired by the Fund through a tax-free reorganization (see Note G).

G. Acquisition of Assets

On February 24, 2012, the Fund acquired all of the net assets of DWS Blue Chip Fund pursuant to a plan of reorganization approved by the Board on November 18, 2011. The acquisition was accomplished by a tax-free exchange of 13,078,555 Class A shares, 325,019 Class B shares, 1,094,610 Class C shares, 1,105,967 Class S shares and 23,566,193 Institutional Class shares of DWS Blue Chip Fund for 13,100,873 Class A shares, 310,148 Class B shares, 1,055,585 Class C shares, 1,096,480 Class S shares and 24,276,498 Institutional Class shares of DWS Core Equity Fund, respectively, outstanding on February 24, 2012. DWS Blue Chip Fund's net assets at that date, $703,972,213, including $85,252,606 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,842,321,516. The combined net assets of the Fund immediately following the acquisition were $3,546,293,729.

The financial statements reflect the operations of the Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition had been completed on October 1, 2011, the Fund's pro forma results of operations for the six months ended March 31, 2012, are as follows:
Net investment income*	$22,399,173
Net gain (loss) on investments	$738,679,169
Net increase (decrease) in net assets resulting from operations	$761,078,342

* Net investment income includes $299,468 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of DWS Blue Chip Fund that have been included in the Fund's Statement of Operations since February 24, 2012.

H. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At March 31, 2012, there was one non-affiliated shareholder account that held approximately 11% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Institutional Class shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2011 to March 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/12	$1,257.60	$1,251.60	$1,252.90	$1,259.30	$1,259.60
Expenses Paid per $1,000*	$5.31	$10.58	$9.57	$3.67	$3.16
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/12	$1,020.30	$1,015.60	$1,016.50	$1,021.75	$1,022.20
Expenses Paid per $1,000*	$4.75	$9.47	$8.57	$3.29	$2.83

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Core Equity Fund	.94%	1.88%	1.70%	.65%	.56%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SUWAX	SUWBX	SUWCX	SCDGX	SUWIX
CUSIP Number	23338J 806	23338J 889	23338J 871	23338J 855	23338J 830
Fund Number	464	664	764	2064	550

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SUWTX
CUSIP Number	233381 102
Fund Number	1564

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DCEF-3
(R-027138-1 5/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2012